Revenue	12 Months Ended
Dec. 31, 2025
Revenue [abstract]
Revenue	Revenue
The Group derives its revenue from contracts with customers for the transfer of goods and services at a point in time and over time in the following major product lines. Following the classification of Diagnostics - sale of precision oncology services as a discontinued operation during the year ended December 31, 2025, the following disclosure of revenue has been retrospectively recast to represent results from continuing operations. The disclosure of revenue by product line is consistent with the revenue information that is disclosed for each reportable segment under IFRS 8 Operating Segments ("IFRS 8") (see note 6).
Disaggregation of revenue

	2025	2024	2023
		(Restated)	(Restated)
Continuing operations
External revenue by product line
Prevention - genetic testing	$12,945	$10,367	$6,155
Consumer health - health and wellness solutions	60,149	370	—
Consumer health - sports distribution	19,296	5,199	—
	$92,390	$15,936	$6,155

	2025	2024	2023
		(Restated)	(Restated)
Continuing operations
External revenue by timing of revenue
Goods transferred at a point in time	$78,737	$5,413	$—
Services transferred at a point in time	12,945	10,367	6,155
Services transferred overtime	708	156	—
	$92,390	$15,936	$6,155
Revenue expected to be recognized in the future arising from contracts with customers in existence at the report date
At December 31, 2025, 2024 and 2023, the amount of service fee income allocated to the remaining performance obligations under the Group’s existing contracts that are non-refundable is $3,086, $6,491 and $6,111, respectively. The Group will recognize the expected revenue in the future when the performance obligations are fulfilled, which may be after one year from the end of the reporting period. Such amount does not include any variable consideration.
Contract liabilities
Contract liabilities represent non-refundable consideration received from customers before the Group recognizes the related revenue. Such consideration is recognized as contract liabilities until the performance obligation is fulfilled or the likelihood of having to fulfil the performance obligation is remote and it is highly probable that a significant reversal of revenue will not occur.

	2025	2024
Contract liabilities	$3,086	$6,491
Movement in contract liabilities is as follows:

	2025	2024
Balance at January 1	$6,491	$6,111
Revenue recognized (Note)	(71,733)	(9,089)
Receipt from customers upon entering sales contracts	68,391	9,469
Eliminated on disposal of a subsidiary	(63)	—
Balance at December 31	$3,086	$6,491
Note:    At December 31, 2025 and 2024, the amount of $4,832 and $1,126, respectively, recognized as revenue from the expiration of unused test kits, which had previously been recorded as contract liabilities.
At December 31, 2025 and 2024, the amount of $2,220 and $2,757, respectively, are expected to be recognized as revenue within one year.